Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
+ Net profit (loss)	€ (20,854)	€ (10,399)
Adjustments to reconcile profit (loss) [abstract]
+ Depreciation and amortization on tangible and intangible assets	835	944
+ Impairment and provision for litigation	(396)	(74)
+ Expenses related to share-based compensation	274	148
- Gain on disposal of property, plant and equipment	(52)	1
+ Net finance expenses (revenue)	763	1,057
+ Income tax expense (benefit)	414	40
+ Other non-cash items	1,199	1,095
Operating cash flows before change in working capital	(17,817)	(7,188)
Changes In Working Capital [Abstract]
Decrease (increase) in trade receivables and other assets	(4,858)	(5,071)
(Decrease) increase in trade payables and other liabilities	(2,398)	(35,241)
Change in working capital	(7,256)	(40,311)
Income tax paid	0	0
Net cash flows provided by (used in) in operating activities	(25,074)	(47,499)
Cash flows from investment activities
- Acquisition of intangible assets	(2,000)	(14)
+ Proceeds from disposal of / reimbursement of property, plant and equipment	62	0
- Acquisition of financial instruments	9	(449)
Proceeds from sales or maturity of financial instruments, classified as investing activities	(4,550)	0
Net cash flows provided by (used in ) investment activities	2,682	(199)
Cash flows from financing activities
- Repayments of loans and borrowings	(464)	(310)
- Payments on lease debts	(530)	(593)
- Financial interests paid (including finance lease)	(1,106)	(1,057)
+ Financial interests received	337	17
Net cash flows provided by (used in ) financing activities	(1,764)	(1,943)
Increase (decrease) in cash and cash equivalents	(24,155)	(49,641)
Cash and cash equivalents at the beginning of the period	136,001	258,756
Effects of exchange rate changes on cash	(20)	0
Cash and cash equivalents at the end of the period	€ 111,826	€ 209,115